Employee benefits (Details 8) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ 512,210	$ 462,554	$ 447,099
Rate increase (+ 1%)	(473,881)	(425,210)	(393,249)
Rate decrease (- 1%)	(556,262)	(475,546)	(502,439)
Pension Plan [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(343,485)	(308,885)	(293,443)
Rate increase (+ 1%)	(314,460)	(280,316)	(248,925)
Rate decrease (- 1%)	(377,114)	(312,017)	(338,238)
Seniority Premium [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(99,735)	(93,877)	(93,037)
Rate increase (+ 1%)	(94,308)	(88,657)	(87,540)
Rate decrease (- 1%)	(105,810)	(99,733)	(99,240)
Constructive Obligation [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(68,990)	(59,792)	(60,619)
Rate increase (+ 1%)	(65,113)	(56,237)	(56,784)
Rate decrease (- 1%)	$ (73,338)	$ (63,796)	$ (64,961)